Fair value measurements - Fair value of financial instruments not recorded at fair value (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Liabilities (not at fair value):
Revolving credit facility	$ 29,938,307	$ 9,897,179
Fair Value
Liabilities (not at fair value):
Revolving credit facility	$ 29,938,307	$ 9,897,179